Stockholders' Deficit - Schedule of Options Outstanding (Details)	9 Months Ended
Sep. 30, 2020 $ / shares shares
Equity [Abstract]
Exercise Price | $ / shares	$ 0.115
Options Outstanding
Options Exercisable	22,267,800
Weighted Average Remaining Contractual Life	22 years 9 months 18 days